Provisions for expected credit losses - Sensitivity (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Provisions for expected credit losses
Percentage of gross exposure from loans and credit commitments stage 1 reflected in stage 2	1.00%	1.00%	1.00%
Staging sensitivity, increase in provision for ECL	$ 205	$ 252	$ 244
Upside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	5.00%	5.00%	5.00%
Base case scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	50.00%	55.00%	55.00%
Downside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	45.00%	40.00%	40.00%
Provision for ECL | Reported probability-weighted ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	$ 4,675	$ 4,999	$ 5,482
Provision for ECL | 100% base case ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	2,993	3,411	3,902
Provision for ECL | 100% downside ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	$ 6,752	$ 7,399	$ 7,865